Related Party Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2015
Related Party Transaction [Line Items]
Related party debt outstanding	$ 0	$ 597,150
Subordinated Debt | Subordinated Demand Promissory Notes | Affiliated Entity
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 1,800,000
Related party debt outstanding		478,500
Accrued interest		$ 118,700
Interest rate		2.72%
Interest expense	$ 4,100	$ 27,400	$ 35,200